9. Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
FHLBB term borrowing
	2013	2012
Long-Term Borrowings
FHLBB term borrowing, 1.71% fixed rate, due January 28, 2013	$ 0	$6,000,000